INCOME TAXES - Disclosure of detailed information about movement of net deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Deferred income tax expense and liability	$ (382)	$ 0